Investments	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Investments	Investments
As of December 31, 2023 and 2022, current investments with a maturity greater than three months but less than twelve months are carried at amortized cost, and their carrying value is similar to their fair value. The following is a detail of such investments:

Fixed-rate
Corporate debt securities	2023		2022
Acquisition cost	Ps.	—	Ps.	21
Accrued interest		—		30
Bank deposits
Acquisition cost	Ps.	26,354	Ps.	—
Accrued interest		374		—
Total investments	Ps.	26,728	Ps.	51